Shareholder Report, Holdings (Details)	Sep. 30, 2025
Clifford Capital Partners Fund (Investor Class) | Solventum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Clifford Capital Partners Fund (Investor Class) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Clifford Capital Partners Fund (Investor Class) | NCR Atleos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Clifford Capital Partners Fund (Investor Class) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Clifford Capital Partners Fund (Investor Class) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Clifford Capital Partners Fund (Investor Class) | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Clifford Capital Partners Fund (Investor Class) | Dolby Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Clifford Capital Partners Fund (Investor Class) | HNI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Clifford Capital Partners Fund (Investor Class) | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Clifford Capital Partners Fund (Investor Class) | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Clifford Capital Partners Fund (Investor Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Clifford Capital Partners Fund (Investor Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
Clifford Capital Partners Fund (Investor Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Clifford Capital Partners Fund (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Clifford Capital Partners Fund (Investor Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.53%
Clifford Capital Partners Fund (Investor Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
Clifford Capital Partners Fund (Investor Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.18%
Clifford Capital Partners Fund (Investor Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
Clifford Capital Partners Fund (Investor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Clifford Capital Partners Fund (Institutional Class) | Solventum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Clifford Capital Partners Fund (Institutional Class) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Clifford Capital Partners Fund (Institutional Class) | NCR Atleos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Clifford Capital Partners Fund (Institutional Class) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Clifford Capital Partners Fund (Institutional Class) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Clifford Capital Partners Fund (Institutional Class) | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Clifford Capital Partners Fund (Institutional Class) | Dolby Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Clifford Capital Partners Fund (Institutional Class) | HNI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Clifford Capital Partners Fund (Institutional Class) | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Clifford Capital Partners Fund (Institutional Class) | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Clifford Capital Partners Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Clifford Capital Partners Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
Clifford Capital Partners Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Clifford Capital Partners Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Clifford Capital Partners Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.53%
Clifford Capital Partners Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
Clifford Capital Partners Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.18%
Clifford Capital Partners Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
Clifford Capital Partners Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Clifford Capital Partners Fund (Super Institutional Class) | Solventum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Clifford Capital Partners Fund (Super Institutional Class) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Clifford Capital Partners Fund (Super Institutional Class) | NCR Atleos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Clifford Capital Partners Fund (Super Institutional Class) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Clifford Capital Partners Fund (Super Institutional Class) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Clifford Capital Partners Fund (Super Institutional Class) | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Clifford Capital Partners Fund (Super Institutional Class) | Dolby Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Clifford Capital Partners Fund (Super Institutional Class) | HNI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Clifford Capital Partners Fund (Super Institutional Class) | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Clifford Capital Partners Fund (Super Institutional Class) | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Clifford Capital Partners Fund (Super Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Clifford Capital Partners Fund (Super Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
Clifford Capital Partners Fund (Super Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Clifford Capital Partners Fund (Super Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Clifford Capital Partners Fund (Super Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.53%
Clifford Capital Partners Fund (Super Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.21%
Clifford Capital Partners Fund (Super Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.18%
Clifford Capital Partners Fund (Super Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
Clifford Capital Partners Fund (Super Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%